Leases - Components of operating lease expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Leases
Operating lease cost	$ 3,964	$ 3,656	$ 4,169
Short-term lease cost	534	508	597
Total operating lease cost	4,498	4,164	4,766
Operating cash outflows from operating leases included in measurement of lease liabilities	4,179	4,028	3,996
New right-of-use assets obtained in exchange for lease obligations	$ 2,649	$ 3,706	$ 4,239
Weighted average remaining lease term (years)	2 years 8 months 12 days	2 years 10 months 24 days
Weighted average discount rate (%)	5.20%	5.10%